American Funds Retirement Income Portfolio - Conservative SM
American Funds Retirement Income Portfolio - Conservative SM
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Conservative

Expense Example - American Funds Retirement Income Portfolio - Conservative SM - USD ($)	1 year	3 years
Class A	644	829
Class B	646	890
Class C	245	487
Class F-1	75	272
Class F-2	49	193
Class R-1	152	509
Class R-2	164	546
Class R-2E	123	475
Class R-3	123	422
Class R-4	68	253
Class R-5E	53	206
Class R-5	43	174
Class R-6	41	168

Expense Example No Redemption - American Funds Retirement Income Portfolio - Conservative SM - USD ($)	1 year	3 years
Class B	146	490
Class C	145	487

Keep this supplement with your prospectus.